Selected Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Line Items]
Revenues	$ 765,540	[1]	$ 1,020,859	[1]	$ 1,011,801	[1]	$ 633,512	[1]	$ 645,833	[1]	$ 914,039	[1]	$ 883,548	[1]	$ 534,339	[1]	$ 3,431,712	[1]	$ 2,977,759	[1]	$ 2,844,595
Gross profit	182,793		242,505		238,475		150,622		160,710		219,407		213,191		134,986		814,395		728,294		673,241
Net income attributable to Watsco, Inc.	$ 14,760		$ 41,005		$ 39,103		$ 8,466		$ 13,380		$ 33,547		$ 36,023		$ 7,500		$ 103,334		$ 90,450		$ 80,760
Earnings per share for Common and Class B common stock:
Basic	$ 0.04	[2],[3]	$ 1.19	[2],[3]	$ 1.15	[2],[3]	$ 0.23	[2],[3]	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 2.70	[2],[3]	$ 2.75	[2]	$ 2.49
Diluted	$ 0.04	[2],[3]	$ 1.19	[2],[3]	$ 1.15	[2],[3]	$ 0.23	[2],[3]	$ 0.39	[2]	$ 1.02	[2]	$ 1.09	[2]	$ 0.21	[2]	$ 2.70	[2],[3]	$ 2.74	[2]	$ 2.49

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
[3]	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.